Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable	3,000,000
Remaining years to expiration and weighted average	4 years 8 months 27 days
Fair value of warrants	$ 336,802
October,26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	October 26, 2016
Number of shares potentially issuable	200,000
Remaining years to expiration and weighted average	4 years 3 months 29 days
Fair value of warrants	22,958
November, 1, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	November 1, 2016
Number of shares potentially issuable	50,000
Remaining years to expiration and weighted average	4 years 4 months 2 days
Fair value of warrants	5,630
December, 4, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	December 4, 2016
Number of shares potentially issuable	200,000
Remaining years to expiration and weighted average	4 years 5 months 5 days
Fair value of warrants	22,575
December, 27, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	December 27, 2016
Number of shares potentially issuable	200,000
Remaining years to expiration and weighted average	4 years 6 months
Fair value of warrants	22,547
February, 13, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	February 13, 2017
Number of shares potentially issuable	50,000
Remaining years to expiration and weighted average	4 years 7 months 17 days
Fair value of warrants	5,601
February, 27, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	February 27, 2017
Number of shares potentially issuable	100,000
Remaining years to expiration and weighted average	4 years 8 months 1 day
Fair value of warrants	11,224
March, 12, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	March 12, 2017
Number of shares potentially issuable	250,000
Remaining years to expiration and weighted average	4 years 8 months 12 days
Fair value of warrants	28,201
April, 4, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	April 4, 2017
Number of shares potentially issuable	150,000
Remaining years to expiration and weighted average	4 years 9 months 4 days
Fair value of warrants	17,059
April, 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	April 22, 2017
Number of shares potentially issuable	250,000
Remaining years to expiration and weighted average	4 years 9 months 22 days
Fair value of warrants	28,095
May, 9, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	May 9, 2017
Number of shares potentially issuable	500,000
Remaining years to expiration and weighted average	4 years 10 months 10 days
Fair value of warrants	55,874
May, 14, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	May 14, 2017
Number of shares potentially issuable	1,050,000
Remaining years to expiration and weighted average	4 years 10 months 13 days
Fair value of warrants	$ 117,039